Foreign currency gains (losses), net - Summary of foreign currency gains (losses), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency gains (losses), net
Foreign currency gains	€ 65,594	€ 101,627	€ 39,720
Foreign currency losses	(42,389)	(74,937)	(34,283)
Total	€ 23,205	€ 26,690	€ 5,437